Employee benefit plans and stock-based compensation plans (FY)- Employee Stock Purchase and Deferred Compensations Plans - Additional Information (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual contribution percentage	10.00%
Percentage of purchase price equal to fair market value of common stock	95.00%
Common stock issued under the plan (shares)	224	183	224
Common stock reserved for employee benefit plans (shares)	1,200
Executive Deferred Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual contribution percentage	50.00%
Common stock reserved for employee benefit plans (shares)	5,900
Award vesting period	3 years
Percent of employers contribution	6.00%
Percentage of common stock portion in investment options	25.00%
Net compensation expense	$ 1.6	$ 1.3	$ 0.6
Unearned compensation	$ 0.3	$ 0.3
Executive Deferred Compensation Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution percentage on specific bonus awards	100.00%